Main items related to operating activities - Cash flow from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Detail of interest, taxes and dividends
Interests paid	$ (3,051)	$ (2,934)	$ (2,883)
Interests received	944	1,302	1,431
Income tax paid	(9,622)	(10,561)	(12,688)
Dividends received	1,722	1,833	2,821
Detail of changes in working capital
Inventories	2,848	(203)	3,159
Accounts receivable	1,406	3,884	306
Other current assets	3,266	(3,556)	14,860
Accounts payable	(3,198)	(889)	572
Other creditors and accrued liabilities	(3,038)	3,128	(12,806)
NET AMOUNT, DECREASE (INCREASE)	1,284	2,364	6,091
Detail of changes in provisions and deferred taxes
Accruals	617	(373)	257
Deferred taxes	307	563	556
TOTAL	$ 924	$ 190	$ 813